Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 57.9%
	Shares	Value ($)
U.S. Large Cap 57.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,166,453	170,830,149
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	14,382,248	341,722,205
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,830,568	170,559,280
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,978,297	170,307,547
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,925,060	170,210,081
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,987,451	171,402,167
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	15,451,017	341,158,451
Total		1,536,189,880
Total Equity Funds (Cost $1,336,422,331)		1,536,189,880

Exchange-Traded Funds 6.5%

iShares Core U.S. Aggregate Bond ETF	481,000	54,434,770
iShares iBoxx $ Investment Grade Corporate Bond ETF	792,900	101,078,892
SPDR S&P 500 ETF Trust	14,500	4,303,165
Vanguard Total Bond Market ETF	144,000	12,157,920
Total Exchange-Traded Funds (Cost $156,492,822)		171,974,747

Fixed-Income Funds 12.7%

High Yield 0.8%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,619,045	19,485,698
Investment Grade 11.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,287,962	66,778,157
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,027,467	19,544,782
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,468,136	16,296,308
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,857,129	19,555,570
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	5,887,895	64,707,963
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,682,602	62,451,791
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	880,202	9,013,267
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,196,054	57,936,009
Total		316,283,847
Total Fixed-Income Funds (Cost $325,436,167)		335,769,545

Residential Mortgage-Backed Securities - Agency 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	92,635,000	94,260,652
11/13/2049	3.500%	72,500,000	74,376,221
Total Residential Mortgage-Backed Securities - Agency (Cost $168,561,370)			168,636,873

Options Purchased Puts 0.8%
Value ($)
(Cost $30,501,470)	21,713,000

Money Market Funds 21.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	564,546,502	564,490,047
Total Money Market Funds (Cost $564,490,047)		564,490,047
Total Investments in Securities (Cost: $2,581,904,207)		2,798,774,092
Other Assets & Liabilities, Net		(147,574,453)
Net Assets		2,651,199,639
At September 30, 2019, securities and/or cash totaling $18,430,927 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	2,604	12/2019	USD	387,800,700	—	(3,951,518)
S&P 500 Index	21	12/2019	USD	15,637,125	—	(121,611)
U.S. Long Bond	163	12/2019	USD	26,456,938	—	(326,413)
U.S. Treasury 10-Year Note	307	12/2019	USD	40,005,938	—	(345,989)
U.S. Treasury 2-Year Note	195	12/2019	USD	42,022,500	—	(97,870)
U.S. Treasury 5-Year Note	491	12/2019	USD	58,501,883	—	(315,480)
U.S. Ultra Treasury Bond	141	12/2019	USD	27,058,781	—	(464,054)
Total					—	(5,622,935)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	187,534,620	630	2,400.00	12/18/2020	3,995,909	4,857,300
S&P 500 Index	Deutsche Bank	USD	309,580,960	1,040	2,100.00	12/18/2020	9,572,006	3,983,200
S&P 500 Index	Deutsche Bank	USD	169,674,180	570	2,350.00	12/18/2020	3,971,932	3,947,250
S&P 500 Index	Deutsche Bank	USD	189,022,990	635	2,300.00	12/18/2020	4,910,825	3,940,175
S&P 500 Index	Deutsche Bank	USD	107,162,640	360	2,200.00	12/18/2020	2,896,044	1,767,600
S&P 500 Index	Deutsche Bank	USD	62,511,540	210	2,400.00	12/18/2020	1,390,838	1,619,100
S&P 500 Index	Deutsche Bank	USD	141,395,150	475	2,050.00	12/18/2020	3,763,916	1,598,375
Total							30,501,470	21,713,000
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	341,988,289	384,215,971	(161,657,758)	564,546,502	—	(5,750)	4,370	8,151,711	564,490,047
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	2,287,205	879,248	—	3,166,453	—	—	17,400,934	—	170,830,149
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,789,814	829,242	(11)	2,619,045	—	(4)	1,011,867	887,952	19,485,698
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,362,365	1,925,726	(129)	6,287,962	—	(17)	2,773,967	1,919,971	66,778,157
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	10,801,333	3,580,915	—	14,382,248	—	—	47,589,840	—	341,722,205
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,376,415	651,082	(30)	2,027,467	—	1	569,637	410,785	19,544,782
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	1,135,170	333,004	(38)	1,468,136	—	(20)	2,253,794	401,672	16,296,308
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	4,898,888	1,931,680	—	6,830,568	—	—	16,640,139	—	170,559,280
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,262,633	594,532	(36)	1,857,129	—	(2)	439,593	480,932	19,555,570
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	3,987,227	1,900,771	(103)	5,887,895	—	(19)	1,516,573	3,360,286	64,707,963
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,741,592	1,236,705	—	4,978,297	—	—	22,535,813	—	170,307,547
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	3,827,882	1,097,214	(36)	4,925,060	—	(3)	25,783,171	—	170,210,081
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,136,458	1,850,993	—	6,987,451	—	—	22,307,801	—	171,402,167
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	3,968,147	1,714,562	(107)	5,682,602	—	2	2,952,815	1,511,537	62,451,791
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	588,142	292,073	(13)	880,202	—	—	151,021	84,456	9,013,267
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	3,634,359	1,561,794	(99)	5,196,054	—	(23)	2,828,410	1,253,489	57,936,009
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	11,295,566	4,155,451	—	15,451,017	—	—	39,645,480	—	341,158,451
Total					—	(5,835)	206,405,225	18,462,791	2,436,449,472

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019	3